Lease (Details) - Schedule of Right-of-Use Asset, Net and Current Lease Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Right Of Use Asset Net And Current Lease Liabilities Abstract
Right-of-use assets, net	$ 2,321	$ 206
Current operating lease liabilities	1,082	184
Non-current operating lease liabilities	$ 1,286